FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through profit or loss
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS [Line Items]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
14 FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Trading assets	—	290	—	290
Other financial assets mandatorily at fair value through profit or loss	1,674	1,994	1,724	413
Total	1,674	2,284	1,724	703
These assets are comprised as follows:

	The Group				The Bank
	2020		2019		2020		2019
	Trading assets	Other financial assets mandatorily at fair value through profit or loss	Trading assets	Other financial assets mandatorily at fair value through profit or loss	Trading assets	Other financial assets mandatorily at fair value through profit or loss	Trading assets	Other financial assets mandatorily at fair value through profit or loss
	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to customers	—	1,511	—	1,782	—	517	—	362
Debt securities:
Government securities	—	—	290	—	—	—	290	—
Corporate and other debt securities	—	—	—	47	—	1,203	—	47
	—	—	290	47	—	1,203	290	47
Equity shares	—	163	—	165	—	4	—	4
Total	—	1,674	290	1,994	—	1,724	290	413
At 31 December 2020 £1,099 million (2019: £1,943 million) of trading and other financial assets at fair value through profit or loss of the Group and £1,600 million (2019: £665 million) of the Bank had a contractual residual maturity of greater than one year.
For amounts included above which are subject to repurchase and reverse repurchase agreements see note 45.